SHARE OPTION PLAN	12 Months Ended
Dec. 31, 2011
SHARE OPTION PLAN
21.	SHARE OPTION PLAN

On December 19, 2007, the Group adopted a share option scheme (the “2007 Option Plan”) which allows the Group’s board of directors, at its discretion, to offer options to officers (including directors), employees and consultants of the Group to purchase up to 7,738,998 ordinary shares of the Company. As of December 31, 2007, 5,500,000 and 960,000 options were granted to the employees and non-employees (consultants and former employees), respectively, at an exercise price of US$0.4613 per share. On October 11, 2008, another 1,200,000 options were granted to the employees and directors at an exercise price of US$0.7250 per share. All options granted to employees vest over the related requisite service period of four years using a graded vesting schedule of 25% of the options vesting on each of the first, second, third and fourth anniversaries of the grant date. For consultants, a performance condition exists as the services are directly related to, and the options are vested upon, a qualified IPO. The former employee options vest upon the date when a qualified IPO is completed. All options granted to employees expire four years after their respective vest dates and options granted to non-employees expire after 7 days from the date of a qualified IPO.

On October 6, 2008, the Group adopted a share option scheme (the “2008 Option Plan”) which allows the Group’s board of directors, at its discretion, to offer options to officers (including directors), employees and consultants of the Group to purchase up to 1,800,000 ordinary shares of the Company.

Ordinary shares issuable upon the exercise of share options are issued from the option plans authorized by the board of directors. The maximum contractual life of the options was eight years.

The binomial option pricing model was applied in determining the fair value of the options granted to employees and Black-Scholes pricing model in determining the fair value of the options granted to non-employees. These models require the input of highly subjective assumptions, including the expected stock price volatility and the expected price multiple at which employees are likely to exercise share options. For expected volatilities, the Group has made reference to historical volatilities of several comparable companies. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Bills yield in effect at the time of grant. The fair value of the ordinary shares, at the option grant dates, was determined by management, with the assistance of Sallmanns. The Group’s management is ultimately responsible for the determination of the fair value of the ordinary shares.

As the exercise price of the options granted on December 19, 2007 and October 11, 2008 was higher than the market price of the ordinary shares during recent years, there has been no incentive provided to the grantee. On December 19, 2011, the Group cancelled all of the then outstanding 5,619,200 options, both vested and non-vested, pursuant to a resolution by the Board of Directors, and recognized expenses of RMB681,408 (US$108,265) related to options cancelled with no consideration for the year ended December 31, 2011.

(a)	Options Granted to Employees and Non-Employees

The following table summarized the Group’s share option activities:

	Number of options	Weighted average grant date fair value per share	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		(US$)	(US$)	(Years)	(US$’000)

Outstanding, December 31, 2010	6,061,696	0.3483	0.5057	3.61	3,724

Granted	—	—	—
Exercised	60,000	0.3429	0.4613
Forfeited	382,496	0.3460	0.4889
Cancelled	5,619,200	0.3481	0.5073	—	—

Outstanding, December 31, 2011	—	—	—	—	—

Vested and expected to vest at December 31, 2011	—	—	—	—	—

Exercisable at December 31, 2011	—	—	—	—	—

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price currently below the fair value of the Company’s shares. Total intrinsic value of options exercised for the three years ended December 31, 2009, 2010 and 2011 was RMB1,068,911, RMB3,723,865 and nil, respectively.

Prior to the IPO, the Group has accounted for its options granted to employees as liability awards as the options are indexed to the U.S. dollar to RMB exchange rate in addition to the fair value of the underlying shares, as the exercise price was dominated in US$ while the functional currency of the Company is RMB. The share-based compensation liability is initially recognized at fair value on the date of grant and is subsequently remeasured at the end of each reporting period and IPO date with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested options over the vesting period. The Group has recognized compensation expenses using the straight-line method for liability classified share options granted with service conditions that have a graded vesting schedule. Upon the IPO, the Group started to account for its options granted to employees as equity awards, given that the Company’s shares are publicly traded in U.S. and therefore, the options are no longer considered dual-indexed. The fair value of the options granted to employees was remeasured on the IPO date, with the fair value of the options reclassified to equity and the fair value of the unvested options to be recognized over the remaining requisite service period as compensation expenses using the straight-line method.

The Group calculated the estimated fair value of the options on the IPO date using the binomial option pricing model with the following assumptions:

December 9, 2009
Suboptimal exercise factor	1.5
Risk-free interest rates	1.28% - 2.67%
Expected volatility	63.10% - 78.15%
Expected dividend yield	0%

The Group recorded compensation expenses related to options granted to non-employees as equal to the fair value of the share options at the measurement date. The measurement date was set upon a qualified IPO, which occurred on December 9, 2009. All non-employee options were exercised shortly after the IPO, resulting in RMB4,326,525 of compensation expenses recorded in general and administrative expenses, with a corresponding credit to additional paid-in capital during the year ended December 31, 2009.

The Company calculated the estimated fair value of the options on the measurement date using the Black-Scholes pricing model with the following assumptions:

December 9, 2009

Expected term	1.5 years
Risk-free interest rate	0.03%
Expected volatility	78.15%
Expected dividend yield	0%

Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. The estimation of the forfeiture rate was based primarily upon historical experience of employee turnover. To the extent the Group revises this estimate in the future, the share-based payments could be materially impacted in the year of revision, as well as in following years. During the years ended December 31, 2009 and 2010, the Group increased the forfeiture rate for primarily due to changes in historical employee turnover rates.

Total compensation expenses relating to employee share options recognized for the years ended December 31, 2009, 2010 and 2011, respectively, and were included in the following captions:

	For the Years Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Cost of revenue	222	149	124	20
Research and development costs	317	212	177	28
Selling, marketing and distribution expenses	2,556	1,663	1,050	167
General and administrative expenses	10,618	4,292	4,328	688

	13,713	6,316	5,679	903

(b)	RSU

Pursuant to a resolution of the Board of Directors on July 1, 2010 and June 1, 2011, 681,000 and 591,000 Restricted Stock Units (the “RSUs”) under the 2008 Option Plan were granted to the Group’s management staff and directors, respectively. One third of the RSUs will vest at each anniversary of the following three years from the grant date, and all unvested RSUs will continue to vest even though employment or service is terminated due to retirement, voluntary resignation, layoff due to the Group’s strategic restructuring, etc. As the service condition is not considered substantive, the Group fully recognized the compensation cost relating to the RSUs with a corresponding credit to additional paid-in capital based on their fair values of US$0.6013 and US$0.5925 per unit on the grant dates of July 1, 2010 and June 1, 2011, respectively.

The following table summarized the Group’s RSU activities under the 2008 Option Plan:

	Number of RSUs	Weighted- average grant date fair value per unit
		(US$)

Unvested, December 31, 2010	681,000	0.601

Granted	591,000	0.593
Vested	227,000	0.601
Forfeited	—	—

Unvested, December 31, 2011	1,045,000	0.596

Total compensation expenses relating to the RSUs were included in the following captions:

	For the Years Ended December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Research and development costs	123	125	20
Selling, marketing and distribution expenses	135	138	22
General and administrative expenses	2,432	2,002	318

	2,690	2,265	360